Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson European Focus Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Return After Taxes on Distributions 1 Year		Class A Return After Taxes on Distributions 5 Years		Class A Return After Taxes on Distributions 10 Years		Class A Return After Taxes on Distributions Since Inception		Class A Return After Taxes on Distributions Inception Date		Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class A Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Class A MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class A MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class C MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class S MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class I MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class N MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class N MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class T MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	19.20%	[1]	4.02%	[1]	4.84%	[1]	11.87%	[1]	Aug. 31, 2001	[1]	19.30%	[1]	3.78%	[1]	4.52%	[1]	11.00%	[1]	Aug. 31, 2001	[1]	11.60%	[1]	3.23%	[1]	3.87%	[1]	10.17%	[1]	Aug. 31, 2001	[1]	5.38%	6.78%	5.32%	5.59%	24.51%	[2]	4.46%	[2]	4.65%	[2]	11.37%	[2]	Aug. 31, 2001	[2]	5.38%	6.78%	5.32%	5.59%	26.69%	5.27%	5.44%	12.21%	Aug. 31, 2001	5.38%	6.78%	5.32%	5.59%	26.83%	5.54%	5.74%	12.40%	Aug. 31, 2001	5.38%	6.78%	5.32%	5.59%	26.92%	5.58%	5.62%	12.30%	Aug. 31, 2001	5.38%	6.78%	5.32%	5.59%	26.66%	5.35%	5.50%	12.24%	Aug. 31, 2001	5.38%	6.78%	5.32%	5.59%

[1]	Fund returns calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.